UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31

Date of Reporting Period: Fiscal year ended 12/31/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

ANNUAL REPORT: December 31, 2009

MTB Managed Allocation Fund – Moderate Growth II

MANAGEMENT DISCUSSION OF FUND PERFORMANCE	1

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

MTB Managed Allocation Fund – Moderate Growth II (the “Fund”) finished 2009 on a positive note. After starting the year with a continuation of the market downdraft that was the prevailing environment in 2008, the Fund struggled through the first quarter of 2009. However, starting in mid-March 2009 and continuing through the end of the year, the Fund’s return was paced by the large snap back in both the equity and fixed income markets worldwide. For the year, the Fund posted a total return of 25.62%, which when considering the significant allocation to fixed income within the Fund, compares favorably to (albeit slightly under) its relevant benchmark’s, the Standard & Poor’s 500 Index (“S&P 500”), return of 26.46%.

Much of the Fund’s high positive performance in 2009 owes to the significant growth style tilt within the domestic equity component of the portfolio. Throughout the year, the portfolio had an 80% tilt to large-, mid- and small-cap growth funds and only a 20% exposure to the value style. Growth style investing outpaced value style investing by a wide margin across the capitalization spectrum in 2009 (as measured by the relevant large-, mid- and small-cap growth/value indexes). Beyond this tactical allocation toward growth, the other big contributing factor to outsized returns throughout the year is that each of the equity and intermediate fixed income component funds within the portfolio outperformed their respective indices for the year, in some case by wide margins.

Notable changes within the Fund in 2009 occurred in the third quarter. In late September 2009, the portfolio’s allocation was tactically changed to capture some of the positive performance that had occurred to that point. Specifically, international equity was reduced by 4.0% and intermediate fixed income was increased by 4.0%. This move dropped the equity allocation to 64% of the portfolio, down from 68%, while the fixed income portion was lifted from 29% to 33%. The money market allocation remained constant at 3%.

Growth of a $10,000 Investment in MTB Managed Allocation Fund –Moderate Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the Fund from June 17, 2002 (start of performance) to December 31, 2009, compared to the S&P 5002** and the Barclay’s Capital U.S. Aggregate Bond Index (“BCAB”).2

Average Annual Total Return for the Period Ended December 31, 2009

One Year	25.62%
Five Years	1.81%
Start of Performance (6/17/2002)	3.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

**	The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 leading companies in leading industries of the U.S. economy. The BCAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage-backed obligations. Indexes are unmanaged and it is not possible to invest directly in an index.

[1]

Represents a hypothetical investment of $10,000 in the Fund. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the BCAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

[2]

The S&P 500 and the BCAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (“SEC”) requires to be reflected in the Fund’s performance. The indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

2

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees and shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account value and expense to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Actual	$1,000.00	$1,164.00	$3.93	0.72%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the Underlying Funds it invests in.

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

At December 31, 2009, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
MTB Large Cap Growth Fund	23.9%
MTB International Equity Fund	21.0%
MTB Intermediate-Term Bond Fund	12.1%
MTB Income Fund	11.1%
MTB Short-Term Corporate Bond Fund	9.1%
MTB Large Cap Value Fund	8.9%
MTB Mid Cap Growth Fund	6.0%
MTB Small Cap Growth Fund	4.0%
MTB Prime Money Market Fund	3.1%
MTB Short Duration Government Bond Fund	1.0%
Other Assets and Liabilities – Net*	(0.2)%

TOTAL	100.0%

*	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

Description	Number of Shares	Value

1MUTUAL FUNDS – 97.1%

EQUITY FUNDS – 63.8%
MTB International Equity Fund, Institutional I Shares	668,217	$5,659,801
MTB Large Cap Growth Fund, Institutional I Shares	836,350	6,439,893
MTB Large Cap Value Fund, Institutional I Shares	260,356	2,408,296
MTB Mid Cap Growth Fund, Institutional I Shares	141,764	1,606,180
MTB Small Cap Growth Fund, Institutional I Shares	81,540	1,068,178
TOTAL EQUITY FUNDS		$17,182,348

FIXED INCOME FUNDS – 33.3%
MTB Income Fund, Institutional I Shares	307,884	2,986,477
MTB Intermediate-Term Bond Fund, Institutional I Shares	311,876	3,262,222
MTB Short Duration Government Bond Fund, Institutional I Shares	27,396	271,492
MTB Short-Term Corporate Bond Fund, Institutional I Shares	240,554	2,439,212
TOTAL FIXED INCOME FUNDS		$8,959,403

TOTAL MUTUAL FUNDS (COST $23,988,835)		$26,141,751

Description	Number of Shares	Value

1MONEY MARKET FUND – 3.1%
2MTB Prime Money Market Fund, Corporate Shares, 0.05% (COST $821,408)	821,408	$821,408

TOTAL INVESTMENTS – 100.2% (COST $24,810,243)		$26,963,159

OTHER ASSETS LESS LIABILITIES – (0.2%)		(42,999)

TOTAL NET ASSETS – 100.0%		$26,920,160

The categories of investments are shown as a percentage of total net assets at December 31, 2009.

(1)	Affiliated companies. See Note 4.
(2)	7-Day net yield.

(MTB Managed Allocation Fund – Moderate Growth II continued next page)

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

4	PORTFOLIO OF INVESTMENTS

MTB Managed Allocation Fund – Moderate Growth II (concluded)

Cost of investments for Federal tax purposes is $27,471,974. The net unrealized depreciation of investments was $508,815. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $1,560,813 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,069,628.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$26,141,751	$—	$—	$26,141,751
Money Market Fund	821,408	—	—	821,408

Total	$26,963,159	$—	$—	$26,963,159

Please refer to the Portfolio of Investments for a further breakout of each security by industry type.

See Notes which are an integral part of the Financial Statements

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES	5

December 31, 2009
ASSETS:
Investments, at identified cost	$24,810,243

Investments in affiliated investment companies, at value	$26,963,159
Cash	62
Income receivable	29,627
Receivable for shares sold	222

TOTAL ASSETS	26,993,070

LIABILITIES:
Payable for investments purchased	29,627
Payable for distribution services fee	5,922
Payable for shares redeemed	817
Payable for shareholder services fee	2,369
Payable for transfer and dividend disbursing agent fees and expense	956
Payable for Trustees’ fees	497
Accrued expenses	32,722

TOTAL LIABILITIES	72,910

NET ASSETS	$26,920,160

NET ASSETS CONSIST OF:
Paid-in capital	$34,162,326
Undistributed net investment income	165,909
Accumulated net realized gain (loss) on investments	(9,560,991)
Net unrealized appreciation (depreciation) of investments	2,152,916

TOTAL NET ASSETS	$26,920,160

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	3,105,127

Net Asset Value Per Share:	$8.67

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

6	STATEMENT OF OPERATIONS

Year Ended December 31, 2009
INVESTMENT INCOME:
Dividends from affiliated investment companies	$351,673

EXPENSES:
Distribution services fee	64,441
Investment advisory fee	64,441
Professional fees	43,273
Shareholder services fee	25,776
Printing and postage	22,649
Portfolio accounting and custodian fees	19,861
Trustees’ fees	14,046
Transfer and dividend disbursing agent fees and expenses	9,648
Administrative personnel and services fee	6,836
Miscellaneous	13,594

TOTAL EXPENSES	284,565

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by Advisor	(98,273)
Reimbursement of principal executive officer fee by Administrator	(172)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(529)

TOTAL WAIVERS AND REIMBURSEMENTS	(98,974)

Net Expenses	185,591

Net investment income	166,082

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on affiliated investment companies	(8,892,071)
Net change in unrealized appreciation (depreciation) of investments	14,130,600

Net realized and unrealized gain on investments	5,238,529

Change in net assets resulting from operations	$5,404,611

See Notes which are an integral part of the Financial Statements

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS	7

	Year Ended December 31, 2009	Year Ended December 31, 2008
INCREASED (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$166,082	$515,836
Net realized gain (loss)	(8,892,071)	(439,621)
Net change in unrealized appreciation (depreciation) of investments	14,130,600	(13,060,173)

Change in net assets resulting from operations	5,404,611	(12,983,958)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income	(3,002)	(516,182)
Distributions from net realized gain	(146,098)	(2,165,789)

Change in net assets resulting from distributions to shareholders	(149,100)	(2,681,971)

SHARE TRANSACTIONS
Proceeds from sale of shares	331,025	2,030,344
Distributions reinvested	149,100	2,681,971
Cost of shares redeemed	(7,910,249)	(8,041,886)

Change in net assets resulting from share transactions	(7,430,124)	(3,329,571)

Change in net assets	(2,174,613)	(18,995,500)

NET ASSETS
Beginning of year	29,094,773	48,090,273

End of year	$26,920,160	$29,094,773

Undistributed net investment income included in net assets at end of year	$165,909	$2,830

SHARES OF BENEFICIAL INTEREST
Shares sold	46,602	213,389
Distributions reinvested	17,336	402,154
Shares redeemed	(1,150,089)	(871,714)

Net change resulting from share transactions	(1,086,151)	(256,171)

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

8	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period Income (Loss) From Operations:	$6.94		$10.81	$10.66	$10.40	$11.08
Net Investment Income	0.05	(c)	0.12 (c)	0.13 (c)	0.27	0.15
Net Realized and Unrealized Gain (Loss)	1.73		(3.30)	0.60	0.81	0.24

Total Income (Loss) From Operations	1.78		(3.18)	0.73	1.08	0.39

Less Distributions From:
Net Investment Income	(0.00	)(e)	(0.13)	(0.23)	(0.27)	(0.16)
Net Realized Gains	(0.05)		(0.56)	(0.35)	(0.55)	(0.91)

Total Distributions	(0.05)		(0.69)	(0.58)	(0.82)	(1.07)

Net Asset Value, End of Period	$8.67		$ 6.94	$10.81	$10.66	$10.40

Total Return(a)	25.62%		(29.07)%	6.89%	10.42%	4.00%
Net Assets, End of Period (000’s)	$26,920		$29,095	$48,090	$48,285	$45,744
Ratios to Average Net Assets
Gross Expense(d)	1.10%		0.90%	0.81%	0.83%	0.81%
Net Expenses(b)	0.72%		0.72%	0.74%	0.74%	0.74%
Net Investment Income	0.64%		1.30%	1.21%	2.50%	1.51%
Portfolio Turnover Rate	43%		18%	16%	21%	14%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The Fund invests in other funds within the MTB Group of Funds and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	9

MTB Group of Funds December 31, 2009

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 27 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 26 funds are presented in separate reports. The Fund in this report is made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Fund is presented herein:

Fund	Investment Objective
MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)*	To seek capital appreciation and, secondarily, income.

*	This Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“Underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. The Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the Underlying Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

As of December 31, 2009, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s Federal tax returns for the years ended December 31, 2009, 2008, 2007, and 2006, remain subject to examination by the Internal Revenue Service.

(continued next page)

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

10	NOTES TO FINANCIAL STATEMENTS

3.	FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due character reclassification of distributions from the Fund.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2009 and 2008 were as follows:

2009		2008
Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
$3,003	$146,097	$516,185	$2,165,786

1For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation)
$165,909	$0	$6,825,506	$(508,815)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund deferred post-October losses in the amount of $73,754 during 2009.

The Fund’s capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income tax. Pursuant to the Code, such capital loss carryforwards will expire on December 31, 2017.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee of 0.25%, accrued daily and paid daily, based on a percentage of the Fund’s average daily net assets.

During the period, the Advisor contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund through April 30, 2010, in order to limit its total direct operating expenses to not more than 0.74% of the Fund’s average daily net assets. Furthermore, for the year ended December 31, 2009, MTBIA voluntarily agreed to limit the Fund’s total direct operating expenses to 0.72%. Voluntary waivers may be reduced or eliminated at any time.

Administrative Fee – Bank of New York Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. MTBIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Administrative services were provided for at an aggregate annual fee as specified below:

Administrative fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the year ended December 31, 2009, MTBIA did not waive any administrative fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries, which may be paid through ALPS Distributors Inc., (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of the Fund’s shares.

The Fund may waive or reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS Fund Services, Inc., the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial intermediaries (which may include ALPS Fund Services, Inc., the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the

(continued next page)

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	11

Advisor, has entered into a Shareholder Services Agreement with ALPS Fund Services, Inc., under which it is entitled to receive up to 0.10% of the average daily net assets of the Fund’s shares for whom M&T provide shareholder services to. The Fund may waive/reimburse or reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive/reimburse or reduce any fees to which they are entitled. For the year ended December 31, 2009, no shareholder Services Fees were paid by the Fund to M&T.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds. For the twelve month period ended September 10, 2009, Bank of New

York Mellon agreed to pay 50% of FMS’ fee in excess of $135,000. After September 10, 2009, the Funds will pay the entire FMS fee. The amounts paid by the Bank of New York Mellon are shown as reimbursements on the Statement of Operations.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007, through November 16, 2010, the Bank of New York Mellon has agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. These amounts are shown as reimbursements on the Statement of Operations.

General – Certain Officers of the Trust are also Officers of the above companies that provide services to the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the year ended December 31, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2009	Value at 12/31/2009	Dividend Income
MTB International Equity Fund	1,104,231	106,084	542,098	668,217	$5,659,801	$11,199
MTB Large Cap Growth Fund	739,217	645,600	548,467	836,350	6,439,893	11,423
MTB Large Cap Stock Fund	830,504	3,744	834,248	—	—	15,950
MTB Large Cap Value Fund	281,810	76,163	97,617	260,356	2,408,296	22,739
MTB Mid Cap Growth Fund	117,646	89,077	64,959	141,764	1,606,180	1,375
MTB Mid Cap Stock Fund	39,283	174	39,457	—	—	1,178
MTB Small Cap Growth Fund	63,282	53,873	35,615	81,540	1,068,178	—
MTB Small Cap Stock Fund	89,509	3,006	92,515	—	—	1,010
MTB Income Fund	—	322,115	14,231	307,884	2,986,477	78,312
MTB Intermediate-Term Bond Fund	316,915	123,603	128,642	311,876	3,262,222	123,594
MTB Short Duration Government Bond Fund	144,627	8,819	126,050	27,396	271,492	18,624
MTB Short-Term Corporate Bond Fund	264,082	43,762	67,290	240,554	2,439,212	61,733
MTB U.S. Government Bond Fund	29,252	994	30,246	—	—	2,844
MTB Prime Money Market Fund	2,233,752	12,750,821	14,163,165	821,408	821,408	1,692

TOTAL	6,254,110	14,227,835	16,784,600	3,697,345	$26,963,159	$351,673

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the year ended December 31, 2009 were $10,664,422 and $16,623,601, respectively.

6.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through February 17, 2010, the date the financial statements were available to be issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

7.	FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2009, $146,097 was designated as long-term capital gain distributions under the Code Section 852(b)(3).

For the year ended December 31, 2009, 25.72% of the ordinary distributions paid by the Fund qualify for the dividends received deduction available to corporate shareholders under the Code Section 243 and 854(b)2.

(continued next page)

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

MTB GROUP OF FUNDS

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the MTB Managed Allocation Fund – Moderate Growth II (one of the series constituting the MTB Group of Funds) (the “Fund”), as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MTB Managed Allocation Fund – Moderate Growth II of the MTB Group of Funds at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

February 17, 2010

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS	13

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Trustee and the senior officers of the Trust. The tables separately list Trustee members who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). The Trust is comprised of 27 funds and is the only investment company in the Fund complex. Unless otherwise noted, each Trustee oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEES BACKGROUND

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Kenneth G. Thompson* Manufacturers and Traders Trust Company (“M&T Bank”) 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: September 4, 1964 TRUSTEE Began serving: December 2008	Principal Occupation: Senior Vice President, M&T Bank. Other Directorships Held: None
Jeffrey Durkee* Manufacturers and Traders Trust Company (“M&T Bank”) 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: November 19, 1958 TRUSTEE Began serving: December 2007

Principal Occupation: President and Chief Executive Officer, MTB Investment Advisors, Inc. (3/07 to present).

Other Directorships Held: None

Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice-President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).

*Kenneth G. Thompson and Jeffrey Durkee are “interested” due to positions they hold with M&T Bank, the parent of the Fund’s Advisor.

INDEPENDENT TRUSTEES BACKGROUND

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia PO Box 438 West Falls, NY 14170 Birth date: July 20, 1934 CHAIRMAN AND TRUSTEE Began serving: February 1988

Principal Occupation: Retired

Other Directorships Held: Chairman, Community Foundation for Greater Buffalo (1/04 to present); Chairman, Buffalo Olmstead Parks Conservancy (1/04 to 5/08); Baker Victory Services (1/04 to Present); Dunn Tire Corp (1/04 to present).

Previous Positions: President, Chief Executive Officer and Vice Chairman Pratt & Lambert United, Inc., manufacturer of paints and chemical specialties; Chairman, Blue Cross Blue Shield of Western and Central New York (1992 to 2007).

John S. Cramer 2840 Oakwood Drive Harrisburg, PA 17110 Birth date: February 22, 1942 TRUSTEE Began serving: December 2000

Principal Occupation: Senior Consultant, Yaffe & Co., Inc., a consulting firm specializing in executive compensation and governance services (2/06 to present). Retired (2002 to 2006).

Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.

Previous Positions: President and Chief Executive Officer, Pinnacle Health Systems (health care).

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

14	BOARD OF TRUSTEES AND TRUST OFFICERS

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr. 13870 Taylor Hollow Roads Collins, NY 14034 Birth date: July 14, 1940 TRUSTEE Began serving: February 1988	Principal Occupation: CEO, Gernatt Asphalt Products, Inc. (1979 to present). Other Directorships Held: Hilbert College (2000 to present).

William H. Cowie, Jr. 1408 Ruxton Road Baltimore, MD 21204 Birth date: January 24, 1931 TRUSTEE Began serving: September 2003	Principal Occupation: Retired. Other Directorships Held: Harbor Hospital Foundation Board; Charlestown Retirement Community. Previous Positions: Vice Chairman of Signet Banking Corp.

Richard B. Seidel 1729 Hibberd Lane West Chester, PA 19380 Birth date: April 20, 1941 TRUSTEE Began serving: September 2003

Principal Occupations: Founder, Chairman and Director, Girard Partners Ltd., a registered investment advisory firm and Broker/Dealer (1995 to present); Chairman and Director, Girard Capital, LLC, registered investment advisors (3/09 to present).

Other Directorships Held: Tristate Capital Bank (9/07 to present); Surrey Services for Seniors (2002 to 2008).

Dr. Marguerite D. Hambleton 62 LaNoche Court Buffalo, NY 14221 Birth date: February 19, 1943 TRUSTEE Began serving: September 2005

Principal Occupation: President, AAA New York State Association (7/08 to present).

Other Directorships Held: AAA Foundation for Traffic Safety; Catholic Health System (2004 to 2009).

Previous Positions: President, New York Federal Reserve Board, Buffalo Branch (2003 to 2005); President and CEO, AAA Western and Central New York (1985 to 2005).

OFFICERS

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s) and Previous Positions

Timothy L. Brenner One M&T Plaza Buffalo, NY 14221 Birth date: December 3, 1956 PRESIDENT Began serving: December 2008	Principal Occupation: Senior Vice President, M&T Bank, President of M&T Life Insurance Company.
Michael D. Daniels 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: October 26, 1967 CHIEF OPERATING OFFICER Began serving: June 2007

Principal Occupations: Chief Operating Officer, MTB Group of Funds and MTB Investment Advisors, Inc.; Administrative Vice President, M&T Bank.

Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: September 20, 1970 VICE PRESIDENT Began serving: June 2007

Principal Occupation: Vice President, M&T Bank and MTB Investment Advisors, Inc.

Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

BOARD OF TRUSTEES AND TRUST OFFICERS	15

Name Address Birth Date Positions Held with Trust Length of Time Served	Principal Occupation(s) and Previous Positions
Bradley J. Swenson 1290 Broadway, Suite 1100 Denver, CO 80203 Birth date: November 11, 1972 AML COMPLIANCE OFFICER Began serving: September 2007	Principal Occupation: Chief Compliance Officer, ALPS Distributors, Inc. Chief Compliance Officer, ALPS Fund Services, Inc. Previous Positions: Senior Audit Manager, Janus Capital Group, Inc.
Gregory B. McShea 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: December 11, 1965 CHIEF COMPLIANCE OFFICER Began serving: December 2009

Principal Occupation: Managing Director, MTB Investment Advisors, Inc.; Chief Compliance Officer, MTB Group of Funds.

Previous Positions: General Counsel, Legg Mason Capital Management, Inc. (2007 to 2009); General Counsel, Western Asset Management Company (2003 to 2009); Associate General Counsel and Compliance Director, Legg Mason Wood Walker, Incorporated (1997 to 2003).

Guy Nordahl 101 Barclay, 13E New York, NY 10286 Birth date: August 27, 1965 CHIEF FINANCIAL OFFICER AND TREASURER Began serving: September 2007	Principal Occupation: Vice President, BNY Mellon Asset Servicing.
Lisa R. Grosswirth 101 Barclay, 13E New York, NY 10286 Birth date: July 12, 1963 SECRETARY Began serving: September 2007	Principal Occupation: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).
Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth date: October 23, 1958 CHIEF EXECUTIVE OFFICER Began serving: September 2007

Principal Occupation: President and Managing Partner, Foreside Financial
Group, LLC.

Previous Positions: President and Secretary, Bainbridge Capital Management, LLC (8/04 to 6/06), Vice President, Bainbridge Capital Management (8/02 to 5/04).

Thomas R. Rus 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: October 11, 1959 VICE PRESIDENT AND ASSISTANT SECRETARY Began serving: September 2004

Principal Occupation: Vice President, MTB Group of Funds, MTB Investment Advisors, Inc. and Zirkin-Cutler Investments, Inc.

Previous Positions: Chief Compliance Officer, MTB Group of Funds (2004 to 2009); Vice President and Associate Counsel, M&T Bank (2003 to 2004); Vice President and Trust Counsel, AllFirst Financial, Inc. (1995 to 2003).

Charles M. Barrett 100 East Pratt Street, 15th floor Baltimore, MD 21202 Birth date: March 3, 1971 VICE PRESIDENT Began serving: June 2008

Principal Occupation: Vice President, MTB Investment Advisors, Inc., Director of Mutual Fund Sales (4/08 to present).

Previous Positions: Sales Vice President, John Hancock Funds (2004 to 2008); Regional Director, Alliance Bernstein Investment Research and Management (1995 to 2004).

Eric B. Paul 100 East Pratt Street, 15th Floor Baltimore, MD 21202 Birth date: February 2, 1974 VICE PRESIDENT Began serving: June 2008	Principal Occupations: Vice President, M&T Bank (2003 to Present); Director of Proprietary Products, M&T Bank (4/08 to present).

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

16	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At a meeting held on September 9-10, 2009 (“September Meeting”), the Board of the MTB Group of Funds, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreements with MTB Investment Advisors, Inc. (“MTBIA,” or the “Advisor”) for each Fund.

In reaching its decisions to approve the continuation of the investment advisory agreements and sub-advisory agreements, the Trustees considered information furnished and discussed throughout the year at regularly scheduled Board meetings, as well as information that was provided at the Trustees’ request in relation to the renewal of the agreements for the September Meeting. The Trustees also met with representatives of MTBIA’s senior management team, as well as senior investment professionals to discuss the information and MTBIA’s intentions with regard to the ongoing management of the Funds.

The information that was furnished at Board meetings throughout the year included MTBIA’s analysis of each Fund’s investment performance, presentations given by representatives of MTBIA and the sub-advisors, and various reports on compliance and other services provided to the Funds by MTBIA. In preparation for the September Meeting, the Independent Trustees requested, received and considered, among other things: (1) information compiled by independent providers of investment company data on each Fund’s investment performance over various time periods and the fees and expenses of each Fund, as compared to a comparable group of funds (each, a “Peer Group”); (2) the nature, extent and quality of services provided by MTBIA and its affiliates to the Funds, including the investment advisory and administrative services that were provided to the Funds; (3) the actual investment advisory fees paid by each Fund to MTBIA (and the fees paid to the sub-advisors); (4) the costs of providing services to each Fund and the profitability of MTBIA from its relationship with the Funds; and (5) other benefits accruing to MTBIA or its affiliates as a result of the relationship with the Funds. In addition, in response to specific requests from the Independent Trustees in connection with the September Meeting, each of the sub-advisors furnished, and the Board reviewed, information that was similar to that provided by MTBIA.

In considering the information described above, the Independent Trustees received assistance from and met separately with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations. The Trustees considered and addressed each Fund separately during the September Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the investment advisory agreements and each sub-advisory agreement are reasonable in relation to the services that are provided under the agreements. In view of the broad scope and variety of factors and information considered, the Trustees did not find it practicable to assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the investment advisory agreement for each Fund and the sub-advisory agreements. The approvals were based on each Trustee’s business judgment after consideration of all of the factors taken in their entirety.

Some of the specific factors that were relevant to the Trustees’ decisions to approve the continuance of the investment advisory and sub-advisory agreements are set forth below. In general, the Trustees concluded that their analysis of the factors below supported the approval of the renewal of the investment advisory agreements and each sub-advisory agreement.

NATURE, EXTENT AND QUALITY OF SERVICES

In examining the nature, extent and quality of the services provided by MTBIA, the Trustees recognized that MTBIA has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds; (6) evaluating and monitoring sub-advisors; and (7) the provision of risk management oversight and related quarterly Board reports. Furthermore, the Trustees considered the nature, extent and quality of the investment management services provided by each sub-advisor to the applicable Funds. The Trustees considered information about MTBIA and each sub-advisor’s investment management process in managing the relevant Funds and the experience and capability of their respective personnel who are responsible for the portfolio management. The Trustees also considered the history, organizational structure, financial condition and reputation of MTBIA and each sub-advisor and the qualifications and background of its personnel.

INVESTMENT PERFORMANCE

The Trustees considered the quarterly performance reports that were provided and the discussions that were held at prior Board meetings, as well as information that was provided at the September Meeting. The performance information covered various periods and included Peer Group comparisons for each Fund.

The Equity Funds. The Trustees considered the performance of each Fund as compared to its Peer Group. For this purpose, the “first quintile” is defined as the 20% of the funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of the funds in the applicable Peer Group that have the lowest performance. The Trustees observed, among other things, that MTB Large Cap Value Fund, MTB Mid Cap Growth Fund and MTB Multi Cap Growth Fund performed in one of the three highest quintiles for the three performance periods covered, while MTB Small Cap Growth Fund performed in the third quintile for the 3-year and 5-year periods.

For the MTB International Equity Fund, the Trustees noted MTBIA’s explanation of the Fund’s performance, including MTBIA’s assessment of overall market conditions, the steps that MTBIA planned to take to address the performance, and MTBIA’s ongoing monitoring and evaluation of and dialogue with the Fund’s sub-advisors. The Trustees noted, in particular, that during the past year Baring International Investment, Limited, one of the Fund’s sub-advisors, replaced State Street Global Advisors (“SSgA”), which was expected to have a positive effect on performance. For the MTB Large Cap Growth Fund, the Trustees noted the Fund’s recent improved performance, and MTBIA’s assessments of its performance.

The Fixed Income Funds. The Trustees considered the performance of each Fund (including the MTB Balanced Fund) as compared to its Peer Group. For this purpose, the “first quintile” is defined as the 20%

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	17

of the funds in the applicable Peer Group that have the highest performance and the “fifth quintile” is defined as the 20% of the funds in the applicable Peer Group that have the lowest performance. Of the Fixed Income Funds, on a Fund-by-Fund basis, the performance reports indicated, and the Trustees observed, that each Fund fell within the top three quintiles for more than one of the performance periods provided by Lipper, with the exception of the MTB Maryland Municipal Bond Fund and MTB New York Municipal Bond Fund. For the MTB Maryland Municipal Bond Fund and the MTB New York Municipal Bond Fund, the Trustees noted MTBIA’s explanation of each Fund’s performance, including the issues surrounding municipal bond insurers and the Funds’ holdings of insured bonds and lower-rated, longer duration bonds. The Trustees also noted MTBIA’s explanation of why the performance of the MTB Maryland Municipal Bond Fund and the New York Municipal Bond Fund had improved recently, as the municipal markets embraced credit risk associated with the higher yielding securities in each Fund’s portfolio. The Trustees noted MTBIA’s explanation that the performance of the MTB Pennsylvania Municipal Bond Fund, since 2008, is subject to a comparison category that includes mutual funds besides Pennsylvania – specific funds, and the Fund’s holdings of certain insured bonds that had discounted values despite presenting minimal credit risks. The Trustees also noted MTBIA’s explanation of each other Fixed Income Fund’s performance, including MTBIA’s assessment of overall market conditions.

The Managed Allocation Funds. For the Managed Allocation Funds, the Trustees reviewed and discussed with MTBIA information about each Fund’s performance compared to its Peer Group. The Trustees noted MTBIA’s explanation of each Fund’s performance and its plans to monitor and address the expense structure of each Fund and consider appropriate steps to address its performance. The Trustees particularly noted MTBIA’s explanation that the Conservative Growth Fund was weighted more in equities than its peers, and that the significant equity market drop in 2008 exacerbated its underperformance, as well as MTBIA’s explanation that certain changes in the Fund’s portfolio investment style are expected to have a positive effect on performance. MTBIA further explained that the Aggressive Growth Fund’s heavy allocation to international equities contributed to underperformance relative to its peers, but MTBIA anticipates that this allocation will help to improve the Fund’s performance in the future.

THE COSTS OF THE SERVICES TO BE PROVIDED

The Trustees also gave substantial consideration to the fees payable by each Fund under the investment advisory agreements, and the sub-advisory agreements, as applicable. Among other things, the Trustees reviewed comparative information about each Fund’s contractual investment advisory fee rate, actual investment advisory fee rate (which included the effect of any fee waivers), and the total expenses of each Fund (which included the effect of any fee waivers), as a percentage of the average net assets of the Fund. Based on the data provided, the Trustees observed that: (1) the contractual investment advisory fee rate for each Fund, except the MTB Balanced Fund, MTB Multi Cap Growth Fund, MTB Large Cap Value Fund, and MTB Small Cap Growth Fund was above the median of its respective Peer Group; and (2) the actual investment advisory fee rate (after taking into account any applicable fee waivers) for each Fund, except the MTB Balanced Fund, MTB Large Cap Value Fund, MTB Mid Cap

Growth Fund, MTB Multi Cap Growth Fund, MTB Small Cap Growth Fund, MTB Virginia Municipal Bond Fund and MTB Managed Allocation Fund – Aggressive Growth was above the median of its respective Peer Group.

In considering the level of advisory fees to be paid by each Fund, the Trustees took into account, among other things, the amount by which the actual investment advisory fees of certain Funds are below the contractual investment advisory fees due to voluntary waivers, which vary from Fund to Fund. In the case of the MTB International Fund, the Trustees considered MTBIA’s voluntary waiver of a portion of the advisory fee and explanation that the allocation of asset management to the three sub-advisors and MTBIA’s oversight of the sub-advisors provide value to shareholders and are the primary reason that the advisory fee is higher. The Board was satisfied with the overall expense structure of each Fund, and that the advisory fee to be paid by each Fund was within a reasonable range, but will continue to monitor investment advisory fees and other expenses borne by each Fund.

In addition, each sub-advisor provided, and the Trustees reviewed, information comparing the fees charged by the sub-advisor for its services to a Fund versus its fees charged to other comparable investment companies or accounts, as applicable. In considering the sub-advisory fee rates charged by each sub-advisor with regard to the respective sub-advised Funds, the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each relevant Fund paying its sub-advisor(s) a fee directly. It was noted that MTBIA negotiates those fees at arm’s length.

PROFITABILITY

The Trustees examined the profitability of MTBIA on an aggregate basis with respect to all of the Funds, as well as on a Fund by Fund basis. The Trustees noted that, in the case of sub-advised Funds, a major component of the profitability of MTBIA was the margin between the sub-advisory fees that MTBIA receives from the Funds and the portion of those fees paid to the sub-advisors. The Trustees reviewed materials that they received from MTBIA regarding MTBIA’s revenues and costs in providing investment advisory and certain administrative services to the Funds. The Trustees considered MTBIA’s analyses and assessments, observing the limited availability of third-party comparative information concerning profitability. In particular, the Trustees considered the analysis of MTBIA’s profitability with respect to each Fund, calculated for the years ended December 31, 2007 and December 31, 2008, and the six month period ended June 30, 2009. In considering the profitability of each sub-advisor with regard to the relevant Fund(s), the Trustees noted that MTBIA pays each sub-advisor a sub-advisory fee from its own advisory fee rather than each Fund paying its sub-advisor(s) a fee directly. The Trustees placed more reliance on the fact that the sub-advisory agreements were negotiated at arm’s length and that the advisory fee was paid by MTBIA than on each sub-advisor’s profitability.

ECONOMIES OF SCALE

In response to questions from the Independent Trustees, MTBIA also provided information regarding the notion of possible realization of “economies of scale” as a Fund grows larger. Accordingly, the Trustees considered MTBIA’s assessments of potential economies of scale.

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

18	BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

OTHER BENEFITS

The Trustees considered the “fall-out” or ancillary benefits that may accrue to MTBIA or a sub-advisor as a result of their relationships with the relevant Funds. In that regard, the Trustees considered the fees received by MTBIA and its affiliates for providing other services to the Funds under separate agreements. The Trustees also observed that MTBIA (and certain sub-advisors) receives research from broker-dealers that execute brokerage transactions for certain of the Funds. The Trustees noted that in selecting brokers MTBIA must, however, continue to seek to obtain best execution of Fund trades.

*    *    *

The Trustees based their decisions to renew the agreements on the totality of the circumstances, including the factors identified above, and with a view to past and long-term considerations. Not all of the factors and considerations identified were relevant to each Fund, nor did the Trustees find any one of them to be determinative. After evaluation of all of the relevant information, and discussions with MTBIA, the Trustees concluded that the level of fees paid by each Fund to MTBIA and the relevant sub-advisor(s) was reasonable in relation to the services provided. As a result, the Trustees, including a majority of the Independent Trustees, approved the investment advisory agreements and sub-advisory agreements.

December 31, 2009  /  MTB Group of Funds — ANNUAL REPORT

19

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the IDEA database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

MTB Group of Funds — ANNUAL REPORT  /  December 31, 2009

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square, Suite 4000

2001 Market Street

Philadelphia, PA 19103

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send an Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Annual Report.

MTB FUNDS

100 EAST PRATT STREET, 17th FLOOR

BALTIMORE, MD 21202

MTB-AR-008-0210

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(b) There have been no amendments to the registrant’s code of ethics that apply to its Principal Executive Officer or Principal Financial Officer.

(c) There have been no amendments to the Funds’ code of ethics during the reporting period for this Form N-CSR.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its code of ethics during the reporting period for this Form N-CSR.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that each member of the Board’s Audit Committee is an “audit committee financial expert,” and that each such member is “independent,” for purposes of this Item. The Audit Committee consists of the following Board members: Joseph J. Castiglia, William H. Cowie, Jr., John S. Cramer, and Richard B. Seidel.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were as follows:

Fiscal year ended 2009 - $507,119

Fiscal year ended 2008 - $551,100

(b) Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were as follows:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively. Fiscal year end 2009 - Issuance of consents in relation to form N-1A and N-14 filings.

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were as follows:

Fiscal year ended 2009 - $158,475

Fiscal year ended 2008 - $94,825

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item were as follows:

Fiscal year ended 2009 - $0

Fiscal year ended 2008 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre- approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2009 - 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2009 - 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2009 - 0%

Fiscal year ended 2008 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) Not Applicable

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2009 - $158,475

Fiscal year ended 2008 - $181,747

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy

Title: Principal Executive Officer

Date: February 26, 2010

By:	/s/ Guy Nordahl
Name:	Guy Nordahl

Title: Principal Financial Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy

Title: Principal Executive Officer

Date: February 26, 2010

By:	/s/ Guy Nordahl
Name:	Guy Nordahl

Title: Principal Financial Officer

Date: February 26, 2010